SHARE CAPITAL - Stock Options Outstanding and Exercisable (Details) - Stock options - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	47,370	49,040	60,212	37,430
Weighted Average Remaining Contractual Life (in years)	2 years 9 months 18 days	2 years 9 months 18 days	3 years 7 months 6 days	4 years
Weighted average exercise price of options outstanding (in dollars per share)	$ 131.09	$ 129.60	$ 111.20	$ 105.00
Number Exercisable (in shares)	32,733	34,163
Weighted average exercise price of options exercisable (in dollars per share)	$ 134.36	$ 135.20
$180.00 Exercise Price Per Share, group one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	750	750
Weighted Average Remaining Contractual Life (in years)	4 years 7 months 6 days	5 years
Weighted average exercise price of options outstanding (in dollars per share)	$ 180.00	$ 180.00
Number Exercisable (in shares)	750	750
Weighted average exercise price of options exercisable (in dollars per share)	$ 180.00	$ 180.00
$180.00 Exercise Price Per Share, group two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	3,400	4,200
Weighted Average Remaining Contractual Life (in years)	3 months 18 days	9 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 180.00	$ 180.00
Number Exercisable (in shares)	3,400	4,200
Weighted average exercise price of options exercisable (in dollars per share)	$ 180.00	$ 180.00
$156.00 Exercise Price Per Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	5,740	7,290
Weighted Average Remaining Contractual Life (in years)	6 months	1 year
Weighted average exercise price of options outstanding (in dollars per share)	$ 156.00	$ 156.00
Number Exercisable (in shares)	5,740	7,290
Weighted average exercise price of options exercisable (in dollars per share)	$ 156.00	$ 156.00
$128.00 Exercise Price Per Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	3,025	3,695
Weighted Average Remaining Contractual Life (in years)	1 year 3 months 18 days	1 year 9 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 128.00	$ 128.00
Number Exercisable (in shares)	3,025	3,695
Weighted average exercise price of options exercisable (in dollars per share)	$ 128.00	$ 128.00
$97.00 Exercise Price Per Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	3,250	4,150
Weighted Average Remaining Contractual Life (in years)	2 years 4 months 24 days	2 years 10 months 24 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 97.00	$ 97.00
Number Exercisable (in shares)	2,383	3,043
Weighted average exercise price of options exercisable (in dollars per share)	$ 97.00	$ 97.00
$106.00 Exercise Price Per Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	11,205	12,655
Weighted Average Remaining Contractual Life (in years)	2 years 7 months 6 days	3 years 1 month 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 106.00	$ 106.00
Number Exercisable (in shares)	8,550	7,520
Weighted average exercise price of options exercisable (in dollars per share)	$ 106.00	$ 106.00
$112.00 Exercise Price Per Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	1,500	1,500
Weighted Average Remaining Contractual Life (in years)	2 years 9 months 18 days	3 years 3 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 112.00	$ 112.00
Number Exercisable (in shares)	1,100	900
Weighted average exercise price of options exercisable (in dollars per share)	$ 112.00	$ 112.00
$153.00 Exercise Price Per Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	7,000	8,300
Weighted Average Remaining Contractual Life (in years)	3 years 3 months 18 days	3 years 9 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 153.00	$ 153.00
Number Exercisable (in shares)	5,085	4,598
Weighted average exercise price of options exercisable (in dollars per share)	$ 153.00	$ 153.00
$103.20 Exercise Price Per Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	1,500	6,500
Weighted Average Remaining Contractual Life (in years)	3 years 8 months 12 days	4 years 2 months 12 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 103.20	$ 103.20
Number Exercisable (in shares)	700	2,167
Weighted average exercise price of options exercisable (in dollars per share)	$ 103.20	$ 103.20
$0.86 Exercise Price Per Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	10,000
Weighted Average Remaining Contractual Life (in years)	5 years
Weighted average exercise price of options outstanding (in dollars per share)	$ 0.86
Number Exercisable (in shares)	2,000
Weighted average exercise price of options exercisable (in dollars per share)	$ 0.86